Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Summary of equity method investments

	December 31, 2022	December 31, 2023
	RMB in thousands
Equity investments accounted for using the measurement alternative	2,844,630	2,421,609
Equity investments accounted for using the equity method	1,923,144	1,862,739
Investments accounted for at fair value	883,244	82,284

Total	5,651,018	4,366,632